Prepaid Expense and Other Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets
Prepaid Expense and Other Assets
6.	Prepaid Expense and Other Assets

Prepaid expense and other assets consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Fund receivable from external payment network providers(1)	54,801	59,929
Advances to suppliers	121,835	40,982
Prepayments and deposits	169,575	87,444
Value-added tax recoverable	11,757	14,607
Option exercise proceeds receivable and withholding IIT	4,390	6,477
Receivables from disposed subsidiaries	—	4,323
Claims receivable on behalf of insurers	1,415	1,457
Others	30,702	29,606
Total	394,475	244,825
Less: impairment provision(2)	(39,372)	(40,000)
Less: allowance for doubtful accounts(3)	(12,635)	(14,979)
Prepaid expense and other assets, net	342,468	189,846
(1)

The Group opened accounts with external online payment service providers to collect and transfer insurance premiums to insurance companies, as well as to collect donor’s donation and mutual aid funds prior to transferring them to custodian bank. The balance of funds receivable from external payment network providers mainly includes accumulated amounts of donation, mutual aid fund received at the balance sheet date, which were subsequently transferred to the Group’s bank accounts or custodian accounts if they related to donor’s donations. The balance also includes insurance premium collected by the Group on behalf of insurance companies but not yet transferred to the insurance companies deposited in accounts of external online payment service providers. The amount was settled shortly after year end.

(2)	Impairment provision for prepayment for the years ended December 31, 2022 and 2023 were RMB372 and RMB1,000 respectively.

The movements in the impairment provision are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Balance at beginning of the year	(39,000)	(39,372)
Additions	(372)	(1,000)
Write-off	—	372
Balance at end of the year	(39,372)	(40,000)

(3)

RMB nil, RMB12,635 and RMB923 of allowance for doubtful accounts on deposits and other receivables were recorded in general and administrative expenses for the years ended December 31, 2021, 2022 and 2023.

6.	Prepaid Expense and Other Assets (continued)

The movements in the allowance for doubtful accounts are as follows:

	As of
	December 31,
	2022	2023
	RMB	RMB
Balance at beginning of year	—	(12,635)
Impact of adoption of ASC 326	—	(1,605)
Additions	(12,635)	(965)
Reversals	—	42
Write-off	—	184
Balance at end of the year	(12,635)	(14,979)